Real Estate - Narrative (Details)		1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Oct. 01, 2026 USD ($) property	Jan. 31, 2026 USD ($) property	Sep. 30, 2026 USD ($) property	Jun. 30, 2026 USD ($) property	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2026 USD ($) property	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2026 property
Real Estate [Line Items]
Cash paid								$ 295,893,000	$ 0
Property count | property			74					74
Gain (loss) upon change of control, net			$ 0			$ 0		$ 46,270,000	0
Termination fee					$ 2,500,000
Payments to acquire real estate								2,279,120,000	0	$ 125,000,000	$ 72,000,000
Gain (loss) on sales of real estate, net			0			0	$ (16,000,000)	3,884,000	0
Impairment charges recognized			0			0		0	0
Real estate held for sale			0					0		0
Insurance receivables			1,376,000				$ 19,835,000	1,376,000		12,491,000	$ 19,835,000
Hurricane Milton damages
Real Estate [Line Items]
Insurance/casualty-related recoveries (charges)			352,000,000			$ 26,000,000		6,000,000	$ 6,000,000
Insurance receivables			$ 1,000,000					$ 1,000,000		$ 12,000,000
Senior Housing Properties
Real Estate [Line Items]
Number of assets to be sold | property				1
Proceeds from sale of property				$ 23,000,000
Gain (loss) on sales of real estate, net				$ 4,000,000
Senior Housing Properties | Subsequent Event
Real Estate [Line Items]
Number of properties acquired | property	432
Payments to acquire real estate	$ 7,000,000
JV
Real Estate [Line Items]
Investment ownership		46.50%
Cash paid		$ 312,000,000
Gain (loss) upon change of control, net		$ 46,000,000
JV | Senior Housing Properties
Real Estate [Line Items]
Property count | property		19										19